Condensed Statement of Changes in Shareholder's Equity - USD ($)	Total	Cerberus Telecom Acquisition Corp [Member]	Cerberus Telecom Acquisition Corp [Member] Class A [Member]	Cerberus Telecom Acquisition Corp [Member] Class B [Member]	Cerberus Telecom Acquisition Corp [Member] Additional Paid-in Capital [Member]	Cerberus Telecom Acquisition Corp [Member] Accumulated Deficit [Member]
Beginning balance at Sep. 07, 2020
Beginning balance, shares at Sep. 07, 2020
Issuance of Class B ordinary shares to Sponsor		25,000		$ 719	24,281
Issuance of Class B ordinary shares to Sponsor, shares				7,187,500
Sale of units in initial public offering, less fair value of public warrants		251,169,195	$ 2,592		251,166,603
Sale of units in initial public offering, less fair value of public warrants ,shares			25,916,900
Offering costs		(14,457,101)			(14,457,101)
Sale of private placement units, less fair value of private placement warrants		7,931,385	$ 82		7,931,303
Sale of private placement units, less fair value of private placement warrants, shares			818,338
Forfeiture of Class B ordinary shares				$ 71	71
Forfeiture of Class B ordinary shares,shares				(708,275)
Change in Class A ordinary shares subject to redemption		(234,774,480)	$ (2,348)		(234,772,132)
Change in Class A ordinary shares subject to redemption,shares			(23,477,448)
Net loss		(4,893,995)		$ 4,900,000		(4,893,995)
Ending balance at Dec. 31, 2020		5,000,004	$ 326	$ 648	9,893,025	(4,893,995)
Ending balance, shares at Dec. 31, 2020			3,257,790	6,479,225
Change in Class A ordinary shares subject to redemption		55,860	$ 1		55,859
Change in Class A ordinary shares subject to redemption,shares			5,586
Net loss		(55,861)				(55,861)
Ending balance at Mar. 31, 2021	$ 0	5,000,003	$ 327	$ 648	9,948,884	(4,949,856)
Ending balance, shares at Mar. 31, 2021			3,263,376	6,479,225
Beginning balance at Dec. 31, 2020		5,000,004	$ 326	$ 648	9,893,025	(4,893,995)
Beginning balance, shares at Dec. 31, 2020			3,257,790	6,479,225
Net loss		(8,725,310)		$ 8,700,000
Ending balance at Jun. 30, 2021	0	5,000,004	$ 414	$ 648	18,618,247	(13,619,305)
Ending balance, shares at Jun. 30, 2021			4,130,321	6,479,225
Beginning balance at Mar. 31, 2021	0	5,000,003	$ 327	$ 648	9,948,884	(4,949,856)
Beginning balance, shares at Mar. 31, 2021			3,263,376	6,479,225
Change in Class A ordinary shares subject to redemption		8,639,450	$ 87		8,669,363
Change in Class A ordinary shares subject to redemption,shares			866,945
Net loss		(8,669,449)		$ 8,700,000		(8,669,449)
Ending balance at Jun. 30, 2021	$ 0	$ 5,000,004	$ 414	$ 648	$ 18,618,247	$ (13,619,305)
Ending balance, shares at Jun. 30, 2021			4,130,321	6,479,225